UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8852

John Hancock Institutional Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock

Independence Diversified Core Equity Fund II

QUARTERLY PORTFOLIO HOLDINGS

11.30.2006

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on

November 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 99.58%		$9,679,955

(Cost $7,136,286)

Aerospace & Defense 3.96%		384,653

Boeing Co. (The)	2,500	221,325
Raytheon Co.	3,200	163,328

Air Freight & Logistics 1.60%		155,840

United Parcel Service, Inc. (Class B)	2,000	155,840

Airlines 0.19%		18,852

Southwest Airlines Co.	1,200	18,852

Apparel Retail 0.65%		63,000

American Eagle Outfitters, Inc.	400	18,072
Gap, Inc. (The)	2,400	44,928

Application Software 1.54%		149,292

BEA Systems, Inc. (I)	8,100	111,537
Compuware Corp. (I)	4,500	37,755

Broadcasting & Cable TV 2.61%		253,586

CBS Corp. (Class B)	2,300	68,425
Comcast Corp. (Class A) (I)	500	20,230
DIRECTV Group, Inc. (The) (I)	6,300	143,325
EchoStar Communications Corp. (Class A) (I)	600	21,606

Communications Equipment 0.41%		39,906

Motorola, Inc.	1,800	39,906

Computer Hardware 2.52%		244,652

Hewlett-Packard Co.	6,200	244,652

Computer Storage & Peripherals 2.94%		285,925

Lexmark International, Inc. (Class A) (I)	2,500	172,450
QLogic Corp. (I)	5,100	113,475

Construction & Farm Machinery & Heavy Trucks 0.99%		95,936

Cummins, Inc.	800	95,936

Consumer Electronics 1.15%		111,958

Garmin Ltd. (Cayman Islands)	2,200	111,958

Data Processing & Outsourced Services 0.26%		25,555

Fiserv, Inc. (I)	500	25,555

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on

November 30, 2006 (unaudited)

Department Stores 4.79%		465,762

Federated Department Stores, Inc.	1,000	42,090
Kohl's Corp. (I)	2,300	160,080
Penney (J.C.) Co., Inc.	2,300	177,882
Sears Holdings Corp. (I)	500	85,710

Distillers & Vintners 0.81%		78,344

Constellation Brands, Inc. (Class A) (I)	2,800	78,344

Diversified Banks 1.85%		180,045

Comerica, Inc.	300	17,475
Wachovia Corp.	3,000	162,570

Diversified Chemicals 1.68%		162,959

Dow Chemical Co. (The)	2,900	116,029
Lyondell Chemical Co.	1,900	46,930

Diversified Commercial Services 1.35%		131,430

Accenture Ltd. (Class A) (Bermuda)	3,900	131,430

Diversified Financial Services 9.02%		876,495

Bank of America Corp.	5,300	285,405
Citigroup, Inc.	6,600	327,294
JPMorgan Chase & Co.	5,700	263,796

Electric Utilities 1.82%		177,133

Allegheny Energy, Inc. (I)	500	22,180
TXU Corp.	2,700	154,953

Electronic Equipment Manufacturers 0.98%		95,520

Agilent Technologies, Inc. (I)	3,000	95,520

Electronic Manufacturing Services 0.36%		35,200

Molex, Inc.	1,100	35,200

Health Care Distributors 2.18%		211,904

AmerisourceBergen Corp.	1,600	73,584
McKesson Corp.	2,800	138,320

Health Care Facilities 0.77%		75,125

Manor Care, Inc.	1,000	47,520
Universal Health Services, Inc. (Class B)	500	27,605

Health Care Services 0.98%		95,223

Caremark Rx, Inc.	500	23,650
Lincare Holdings, Inc. (I)	1,900	71,573

Hotels, Resorts & Cruise Lines 0.48%		46,695

Royal Caribbean Cruises Ltd. (Liberia)	1,100	46,695

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on

November 30, 2006 (unaudited)

Household Appliances 0.24%		23,750

Snap-on, Inc.	500	23,750

Household Products 1.39%		135,539

Kimberly-Clark Corp.	1,000	66,470
Procter & Gamble Co. (The)	1,100	69,069

Housewares & Specialties 0.59%		56,980

Newell Rubbermaid, Inc.	2,000	56,980

Industrial Conglomerates 3.05%		296,352

General Electric Co.	8,400	296,352

Industrial Machinery 0.52%		50,713

Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	1,300	50,713

Integrated Oil & Gas 8.63%		838,577

Chevron Corp.	2,600	188,032
Exxon Mobil Corp.	6,700	514,627
Occidental Petroleum Corp.	2,700	135,918

Integrated Telecommunication Services 4.17%		405,153

AT&T, Inc.	5,100	172,941
BellSouth Corp.	2,800	124,852
Qwest Communications International, Inc. (I)	7,600	58,444
Verizon Communications, Inc.	1,400	48,916

Investment Banking & Brokerage 3.38%		328,520

Goldman Sachs Group, Inc. (The)	1,100	214,280
Morgan Stanley	1,500	114,240

Leisure Products 0.42%		40,678

Jarden Corp. (I)	1,100	40,678

Life & Health Insurance 0.59%		57,036

Prudential Financial, Inc.	700	57,036

Managed Health Care 3.40%		330,057

Aetna, Inc.	1,000	41,310
Humana, Inc. (I)	2,400	129,840
WellPoint, Inc. (I)	2,100	158,907

Movies & Entertainment 2.20%		213,993

News Corp. (Class A)	6,200	127,720
Viacom, Inc. (Class B)	2,300	86,273

Multi-Line Insurance 2.67%		259,848

American International Group, Inc.	1,500	105,480
Hartford Financial Services Group, Inc. (The)	1,800	154,368

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on

November 30, 2006 (unaudited)

Multi-Utilies & Unregulated Power 1.45%		141,010

Constellation Energy Group	1,600	109,776
Dynegy, Inc. (Class A) (I)	4,600	31,234

Oil & Gas Drilling 1.06%		103,328

Pride International, Inc. (I)	3,200	103,328

Oil & Gas Refining & Marketing 0.62%		60,577

Valero Energy Corp.	1,100	60,577

Personal Products 1.36%		132,128

Estee Lauder Cos., Inc. (The) (Class A)	3,200	132,128

Pharmaceuticals 5.25%		510,048

Forest Laboratories, Inc. (I)	2,700	131,490
Johnson & Johnson	400	26,364
Mylan Laboratories, Inc.	7,000	142,030
Pfizer, Inc.	1,400	38,486
Schering-Plough Corp.	7,800	171,678

Property & Casualty Insurance 1.29%		124,894

Axis Capital Holdings Ltd. (Bermuda)	800	27,384
MBIA, Inc.	1,400	97,510

Publishing 0.02%		1,928

Idearc, Inc. (I)	70	1,928

Real Estate Management & Development 1.09%		105,774

Equity Office Properties Trust	1,200	57,840
Equity Residential	900	47,934

Regional Banks 0.50%		48,990

SunTrust Banks, Inc.	600	48,990

Reinsurance 0.23%		22,518

Endurance Specialty Holdings Ltd. (Bermuda)	600	22,518

Semiconductors 2.07%		201,316

LSI Logic Corp. (I)	5,600	59,696
Micron Technology, Inc. (I)	9,700	141,620

Steel 1.23%		119,664

United States Steel Corp.	1,600	119,664

Systems Software 2.06%		200,309

BMC Software, Inc. (I)	3,900	126,984
Microsoft Corp.	2,500	73,325

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on

November 30, 2006 (unaudited)

Thrifts & Mortgage Finance 1.70%			165,076

		2,200	147,752
PMI Group, Inc. (The)		400	17,324
Freddie Mac

Tobacco 2.51%			244,209

Altria Group, Inc.		2,900	244,209

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 0.42%			$41,000

(Cost $41,000)

Joint Repurchase Agreement 0.42%			41,000

Investment in a joint repurchase agreement transaction with UBS AG —
Dated 11-30-06, due 12-1-06 (Secured by U.S. Treasury Inflation
Indexed Bonds 2.000%, due 1-15-26 and 3.625%, due 4-15-28 and U.S.
Treasury Inflation Indexed Notes 0.875%, due 4-15-10, 1.875%, due
7-15-15, 2.000%, due 7-15-14, 3.375%, due 1-15-07, 3.375%, due
1-15-12, and 4.250%, due 1-15-10). Maturity value: $41,006	5.280	41	41,000

Total investments (Cost $7,177,286) 100.00%			$9,720,955

John Hancock
Independence Diversified Core Equity Fund II

Footnotes to Schedule of Investments
November 30, 2006 (unaudited)

(I) Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on November 30, 2006, including short-term investments, was $7,177,286. Gross unrealized appreciation and depreciation of investments aggregated $2,573,992 and $30,323, respectively, resulting in net unrealized appreciation of $2,543,669.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
53 State Street
Boston, Massachusetts 02109

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Independence Diversified Core Equity Fund II.

425Q3 11/06
1/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Institutional Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 26, 2007